Related party transactions (Tables)	6 Months Ended
Feb. 29, 2024
Related party transactions
Summarizes the related party transactions and the amounts due to and from related parties

	Three-	Three-	Six-	Six-
	month	month	month	month
	period	period	period	period
	ended	ended	ended	ended
	February 29,	February 28,	February 29,	February 28,
	2024	2023	2024	2023
	$	$	$	$
Office salaries and benefits
Montana Strategies Inc.	—	4,213	—	23,733

Research and Development
Mac Engineering, SASU	788,870	77,731	1,580,776	127,695

	Three-	Three-	Six-	Six-
	month	month	month	month
	period	period	period	period
	ended	ended	ended	ended
	February 29,	February 28,	February 29,	February 28,
	2024	2023	2024	2023
	$	$	$	$
Wages	494,216	527,509	996,231	1,149,372
Share-based payments – capital stock	50,038	—	116,626	—
Share-based payments – stock options	61,552	3,435	83,106	67,726
	605,806	530,944	1,195,963	1,217,098

	As at	As at
	February 29,	August 31,
	2024	2023
	$	$
Share subscription receivable
9335-1427 Quebec Inc.	25,000	25,000
Alexandre Mongeon	14,200	14,200
	39,200	39,200

Current advances to related party
Alexandre Mongeon	19,071	20,135

	As at	As at
	February 29,	August 31,
	2024	2023
	$	$
Amounts due to related parties included in trade and other payable
Alexandre Mongeon	15,077	19,384
Patrick Bobby	10,770	13,847
Kulwant Sandher	6,731	8,654
Xavier Montagne	8,131	10,454
California Electric Boat Company Inc.	48,014	—
Mac Engineering, SASU	2,021	9,935
	90,744	62,274